RESERVES - Movements in Share-based Payments Reserve (Details)	12 Months Ended
	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 USD ($) shares
Number of Options [Abstract]
Stock Option Awards, beginning balance (in shares)	11,749,372	23,011,372	23,824,000
Exercise (in shares)	(1,525,000)	(11,262,000)	(2,237,000)
Stock Option Awards, ending balance (in shares)	12,904,118	11,749,372	23,011,372
Movements in share-based payments reserve [Abstract]
Opening balance, Share-based payments reserve | $	$ 13,440,265
Exercise of options | $	205,525	$ 2,591,565
Conversion of RSUs | $		0
Issue of shares to consultants | $		0
Expiry of employee rights | $		0
Share-based payment expense | $	9,568,191	3,791,541
Closing balance, share-based payments reserve | $	$ 6,469,201	$ 13,440,265
Unlisted Options
Number of Options [Abstract]
Stock Option Awards, beginning balance (in shares)	11,749,372	23,011,372	23,824,000
Grant (in shares)	2,679,746		424,372
Exercise (in shares)	(1,525,000)	(11,262,000)	(2,237,000)
Grant to financial advisor (in shares)			1,000,000
Stock Option Awards, ending balance (in shares)	12,904,118	11,749,372	23,011,372
Performance Rights
Number of Performance Rights and Restricted Stock Units [Abstract]
Beginning balance (in shares)	27,469,335	29,146,000	27,620,000
Grant (in shares)	5,288,409	4,021,000
Grant of employee incentive securities (in shares)			1,935,000
Exercise (in shares)	(24,273,335)	(5,147,665)
Lapse/forfeiture (in shares)	(980,000)		(80,000)
Expiry (in shares)		(550,000)
Conversion of RSUs (in shares)			(329,000)
Ending balance (in shares)	7,504,409	27,469,335	29,146,000
Restricted Stock Units
Number of Performance Rights and Restricted Stock Units [Abstract]
Beginning balance (in shares)	4,377,034	824,371	600,000
Grant (in shares)	2,220,020	3,894,124	424,372
Grant of employee incentive securities (in shares)			424,372
Exercise (in shares)	(1,639,496)	(341,461)	(200,001)
Lapse/forfeiture (in shares)	(159,333)	0	0
Conversion of performance rights (in shares)			(200,001)
Ending balance (in shares)	4,798,225	4,377,034	824,371
Share-Based Payments Reserve
Movements in share-based payments reserve [Abstract]
Opening balance, Share-based payments reserve | $	$ 13,440,265	$ 15,004,052	$ 12,985,856
Grant of options to financial advisor | $			354,788
Exercise of options | $	(15,818,993)	(4,726,904)	(192,511)
Conversion of RSUs | $			(167,487)
Conversion of performance rights | $			(216,007)
Issue of shares to consultants | $	(470,262)	(470,000)	(350,000)
Issue of shares to Director in lieu of bonus | $	(250,000)
Expiry of employee rights | $		(158,424)
Share-based payment expense | $	9,568,191	3,791,541	2,589,413
Closing balance, share-based payments reserve | $	$ 6,469,201	$ 13,440,265	$ 15,004,052